Basic and diluted net loss per share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net Income (Loss) Attributable to Parent	$ (32,409)	$ (24,619)	$ (27,330)
Numerator of basic net loss per share	$ (32,409)	$ (29,931)	$ (29,659)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	26,452,409	13,931,503	13,151,063
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)	$ (2.15)	$ (2.26)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)	$ (2.15)	$ (2.26)
Loss allocated to preferred shares	$ 0	$ 0	$ 0
Redeemable preferred stock
Numerator:
Accretion to redeemable shares redemption value		(1,662)	(773)
Redeemable ordinary shares
Numerator:
Accretion to redeemable shares redemption value		$ (3,650)	$ (1,556)